Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The table below provides information regarding our financial assets:

	March 31, 2021 (Successor Basis)		December 31, 2020 (Predecessor Basis)
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Loans held for investment	$147,247	$146,400	$91,879	$91,879